CONVERTIBLE DEBENTURES OFFERING (Tables)	12 Months Ended
Dec. 31, 2025
Debt instruments held [abstract]
Disclosure of detailed information about convertible debenture [Table Text Block]
May 26, 2025

Debentures (host instrument) (*)	$1,937
Embedded conversion feature (residual amount)	364
Total fair value of the convertible debentures	$2,301

(*)	The fair value of the host instrument was measured by management using the assistance of an external appraiser taking into account a debt discount rate of 18.79%.

Disclosure of detailed information about debentures amount to identified components [Table Text Block]
	Year ended December 31,
	2025	2024

Balance at January 1	$1,968	$-
Issued of debentures as part of debt settlement	-	2,092
Derecognition of debentures as part of modification of terms	(2,092)	-
Issuance of debentures as part of modification of terms	2,301	-
Recognition of discount equal to embedded conversion feature	(364)	(297)
Partial conversion into common shares (see Note 18B5 below)	(1,395)	-
Amortization of discount expenses	204	173
Balance at December 31	$622	$1,968